BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Disclosure of financial liabilities

	Amortized Cost
06/30/2025	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	1,609	1,609	1,609
Other borrowings	1,609	1,609	1,609
Of which:
with related parties (Note 12)	1,609	1,609	1,609

	Amortized Cost
12/31/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial liabilities	3,365	3,365	3,365
Other borrowings	3,365	3,365	3,365
Of which:
with related parties (Note 12)	3,365	3,365	3,365

Disclosure Other borrowings associated with financing activities

	Balance at 12/31/2024	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 06/30/2025
Other Borrowings	3,365	-	-	-	(1,756)	-	-	1,609
Total	3,365	-	-	-	(1,756)	-	-	1,609

12/31/2024

	Balance at 12/31/2023	Cash addition	Related parties debt restructuring	Related party non-cash payable	Related party cash settlement	Exchange rate impact	Changes in fair value	Balance at 12/31/2024
Other Borrowings	5,105	-	-	-	(1,740)	-	-	3,365
Total	5,105	-	-	-	(1,740)	-	-	3,365